UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6622

Nuveen Select Tax-Free Income Portfolio 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            3/31

Date of reporting period:         12/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Select Tax-Free Income Portfolio 2 (NXQ)
	December 31, 2012

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alaska – 0.4%
$ 1,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	B+	$ 901,010
	Series 2006A, 5.000%, 6/01/32
	Arizona – 2.4%
2,500	Arizona Health Facilities Authority, Hospital Revenue Bonds, Catholic Healthcare West, Series	3/21 at 100.00	A	2,788,575
	2011B-1&2, 5.250%, 3/01/39
600	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power	10/20 at 100.00	BBB	655,368
	Company, Series 2010A, 5.250%, 10/01/40
2,250	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay	No Opt. Call	A–	2,515,005
	Contract Obligations, Series 2007, 5.000%, 12/01/37
215	Sedona Wastewater Municipal Property Corporation, Arizona, Excise Tax Revenue Bonds, Series	No Opt. Call	BBB	169,822
	1998, 0.000%, 7/01/20 – NPFG Insured
5,565	Total Arizona			6,128,770
	California – 13.9%
1,000	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series	10/17 at 100.00	BBB+	1,120,450
	2004A, 5.450%, 10/01/25 – AMBAC Insured
11,000	Alhambra Unified School District, Los Angeles County, California, General Obligation Bonds,	No Opt. Call	AA–	2,457,400
	Capital Appreciation Series 2009B, 0.000%, 8/01/41 – AGC Insured
3,600	Arcadia Unified School District, Los Angeles County, California, General Obligation Bonds, Election	2/17 at 44.77	Aa2	1,306,620
	2006 Series 2007A, 0.000%, 8/01/33 – AGM Insured
500	California State Public Works Board, Lease Revenue Refunding Bonds, Community Colleges	6/13 at 100.00	A2	501,890
	Projects, Series 1998A, 5.250%, 12/01/16
1,055	California State Public Works Board, Lease Revenue Refunding Bonds, Various University of	No Opt. Call	Aa2	1,096,820
	California Projects, Series 1993A, 5.500%, 6/01/14
2,500	California State, General Obligation Bonds, Series 2005, 5.000%, 3/01/31	3/16 at 100.00	A1	2,732,500
60	California, General Obligation Bonds, Series 1997, 5.000%, 10/01/18 – AMBAC Insured	3/13 at 100.00	A1	60,224
2,440	Eureka Unified School District, Humboldt County, California, General Obligation Bonds, Series 2002,	No Opt. Call	AA–	1,320,479
	0.000%, 8/01/27 – AGM Insured
3,290	Folsom Cordova Unified School District, Sacramento County, California, General Obligation Bonds,	No Opt. Call	A+	1,989,266
	School Facilities Improvement District 4, Series 2007A, 0.000%, 10/01/24 – NPFG Insured
3,200	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	Aaa	3,287,264
	Bonds, Series 2003A-1, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
1,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	BB–	865,430
	Bonds, Series 2007A-1, 5.125%, 6/01/47
3,030	Grossmont Union High School District, San Diego County, California, General Obligation Bonds,	No Opt. Call	Aa2	1,840,331
	Series 2006, 0.000%, 8/01/25 – NPFG Insured
1,495	Huntington Beach Union High School District, Orange County, California, General Obligation Bonds,	No Opt. Call	Aa2	542,610
	Series 2007, 0.000%, 8/01/33 – FGIC Insured
450	M-S-R Energy Authority, California, Gas Revenue Bonds, Series 2009C, 6.500%, 11/01/39	No Opt. Call	A	608,333
1,195	Palmdale Elementary School District, Los Angeles County, California, General Obligation Bonds,	No Opt. Call	AA–	627,662
	Series 2003, 0.000%, 8/01/28 – AGM Insured
590	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Baa3	667,119
	6.750%, 11/01/39
4,620	Palomar Pomerado Health, California, General Obligation Bonds, Election of 2004, Series 2007A,	No Opt. Call	A+	2,922,473
	0.000%, 8/01/24 – NPFG Insured
4,400	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	No Opt. Call	A	1,809,676
	Development Project, Series 1999, 0.000%, 8/01/29 – AMBAC Insured
2,500	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of	No Opt. Call	A+	810,750
	Participation, Series 2006, 0.000%, 10/01/34 – FGIC Insured

2,755	Sacramento City Unified School District, Sacramento County, California, General Obligation Bonds,	No Opt. Call	Aa3	1,597,046
	Series 2007, 0.000%, 7/01/25 – AGM Insured
	San Joaquin Delta Community College District, California, General Obligation Bonds, Election 2004
	Series 2008B:
1,000	0.000%, 8/01/30 – AGM Insured	8/18 at 50.12	Aa2	382,180
1,890	0.000%, 8/01/31 – AGM Insured	8/18 at 47.14	Aa2	677,111
1,500	San Jose, California, Airport Revenue Bonds, Series 2004D, 5.000%, 3/01/28 – NPFG Insured	3/14 at 100.00	A2	1,561,650
6,025	Simi Valley Unified School District, Ventura County, California, General Obligation Bonds, Series	No Opt. Call	Aa2	2,766,921
	2007C, 0.000%, 8/01/30
2,080	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds,	6/15 at 100.00	B–	1,861,600
	Series 2005A-1, 5.500%, 6/01/45
63,175	Total California			35,413,805
	Colorado – 7.1%
500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series	7/19 at 100.00	AA–	570,630
	2009A, 5.500%, 7/01/34
1,975	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of Leavenworth	1/20 at 100.00	AA	2,158,162
	Health Services Corporation, Series 2010A, 5.000%, 1/01/40
1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital Association,	5/17 at 100.00	BBB+	1,031,210
	Series 2007, 5.250%, 5/15/42
565	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1991D, 7.750%, 11/15/13	No Opt. Call	A+	599,804
	(Alternative Minimum Tax)
3,000	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel,	12/13 at 100.00	N/R (4)	3,126,750
	Senior Lien Series 2003A, 5.000%, 12/01/23 (Pre-refunded 12/01/13) – SYNCORA GTY Insured
2,230	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel,	11/16 at 100.00	BBB–	2,283,988
	Senior Lien Series 2006, 4.750%, 12/01/35 – SYNCORA GTY Insured
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
5,100	0.000%, 9/01/24 – NPFG Insured	No Opt. Call	BBB	3,071,118
8,100	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	BBB	3,713,202
4,475	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	BBB	1,607,778
26,945	Total Colorado			18,162,642
	Florida – 1.7%
1,000	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Tampa	10/16 at 100.00	A3	1,045,010
	General Hospital, Series 2006, 5.250%, 10/01/41
2,500	JEA, Florida, Electric System Revenue Bonds, Series Three 2006A, 5.000%, 10/01/41 –	4/15 at 100.00	Aa2	2,666,125
	AGM Insured
625	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Refunding Bonds, Series	3/13 at 100.00	A3	625,856
	2001, 5.125%, 7/01/29 – FGIC Insured
4,125	Total Florida			4,336,991
	Georgia – 0.4%
1,000	Franklin County Industrial Building Authority, Georgia, Revenue Bonds, Ty Cobb Regional Medical	12/20 at 100.00	N/R	1,116,940
	Center Project, Series 2010, 8.125%, 12/01/45
	Illinois – 16.1%
1,400	Board of Trustees of Southern Illinois University, Housing and Auxiliary Facilities System Revenue	No Opt. Call	A2	917,364
	Bonds, Series 1999A, 0.000%, 4/01/23 – NPFG Insured
735	Chicago Board of Education, Cook County, Illinois, General Obligation Bonds, Dedicated Revenues	12/21 at 100.00	A+	798,548
	Series 2011A, 5.000%, 12/01/41
305	Chicago Metropolitan Housing Development Corporation, Illinois, FHA-Insured Section 8 Assisted	7/13 at 100.00	AA	306,190
	Housing Development Revenue Refunding Bonds, Series 1992, 6.800%, 7/01/17
1,000	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2006A, 4.625%, 1/01/31 –	1/16 at 100.00	AA–	1,055,350
	AGM Insured
590	Chicago, Illinois, Motor Fuel Tax Revenue Bonds, Series 2003A, 5.000%, 1/01/33 – AMBAC Insured	7/13 at 100.00	AA+	594,921
1,665	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport, Series	1/16 at 100.00	A2	1,795,353
	2005A, 5.000%, 1/01/33 – FGIC Insured
1,050	Illinois Finance Authority, Revenue Bonds, Loyola University of Chicago, Tender Option Bond Trust	No Opt. Call	Aa1	1,277,346
	1137, 9.182%, 7/01/15 (IF)
200	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2007A, 5.000%,	5/17 at 100.00	AA–	209,534
	5/15/32 – NPFG Insured
2,185	Illinois Finance Authority, Revenue Bonds, YMCA of Southwest Illinois, Series 2005, 5.000%,	9/15 at 100.00	Aa3	1,984,788
	9/01/31 – RAAI Insured
1,750	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical Centers,	8/18 at 100.00	BBB+	1,880,918
	Series 2008A, 5.500%, 8/15/30
1,035	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc.,	11/16 at 100.00	BBB+	1,105,132
	University Center Project, Series 2006B, 5.000%, 5/01/25
2,255	Illinois Health Facilities Authority, Revenue Bonds, Lake Forest Hospital, Series 2002A,	2/13 at 100.00	AA+ (4)	2,264,471
	6.250%, 7/01/22 (Pre-refunded 2/20/13)
1,000	Illinois Housing Development Authority, Housing Finance Bonds, Series 2005E, 4.750%, 7/01/30 –	1/15 at 100.00	AA	1,023,940
	FGIC Insured
2,190	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/23	No Opt. Call	A	2,565,081
5,700	Illinois, Sales Tax Revenue Bonds, First Series 2002, 5.000%, 6/15/22	6/13 at 100.00	AAA	5,815,824
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 2002A:
6,350	0.000%, 12/15/31 – NPFG Insured	No Opt. Call	AAA	2,754,567
1,350	0.000%, 6/15/35 – NPFG Insured	No Opt. Call	AAA	476,159
5,000	0.000%, 12/15/36 – NPFG Insured	No Opt. Call	AAA	1,625,850
9,170	0.000%, 6/15/39 – NPFG Insured	No Opt. Call	AAA	2,584,289
5,045	Sauk Village, Illinois, General Obligation Alternate Revenue Source Bonds, Tax Increment, Series	3/13 at 100.00	N/R	4,900,965
	2002A, 5.000%, 6/01/22 – RAAI Insured
	Sauk Village, Illinois, General Obligation Alternate Revenue Source Bonds, Tax Increment,
	Series 2002B:
1,060	0.000%, 12/01/17 – RAAI Insured	No Opt. Call	N/R	924,246
1,135	0.000%, 12/01/18 – RAAI Insured	No Opt. Call	N/R	952,379
1,100	Schaumburg, Illinois, General Obligation Bonds, Series 2004B, 5.250%, 12/01/34 – FGIC Insured	12/14 at 100.00	Aaa	1,179,563
2,000	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2007, 5.000%, 3/01/22 –	3/17 at 100.00	A	2,169,860
	NPFG Insured
55,270	Total Illinois			41,162,638
	Indiana – 4.8%
1,000	Franklin Community Multi-School Building Corporation, Johnson County, Indiana, First Mortgage	7/14 at 100.00	A+ (4)	1,072,140
	Revenue Bonds, Series 2004, 5.000%, 7/15/22 (Pre-refunded 7/15/14) – FGIC Insured
1,600	Indiana Bond Bank, Special Program Bonds, Carmel Junior Waterworks Project, Series 2008B,	No Opt. Call	AA–	814,432
	0.000%, 6/01/30 – AGM Insured
825	Indiana Health and Educational Facilities Financing Authority, Revenue Bonds, Ascension Health,	11/16 at 100.00	AA+	892,056
	Series 2006B-5, 5.000%, 11/15/36
670	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Methodist Hospitals Inc.,	3/13 at 100.00	BBB	670,784
	Series 2001, 5.375%, 9/15/22
1,000	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	A–	1,084,330
	Indiana, Series 2007, 5.500%, 3/01/37
2,000	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	A+	2,192,000
	NPFG Insured
450	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Memorial Health System, Series	2/13 at 100.00	AA–	450,594
	1998A, 4.625%, 8/15/28 – NPFG Insured
750	West Clark 2000 School Building Corporation, Clark County, Indiana, First Mortgage Bonds, Series	1/15 at 100.00	AA+	811,710
	2005, 5.000%, 7/15/22 – NPFG Insured
3,840	Whiting Redevelopment District, Indiana, Tax Increment Revenue Bonds, Lakefront Development	No Opt. Call	N/R	4,149,965
	Project, Series 2010, 6.000%, 1/15/19
12,135	Total Indiana			12,138,011
	Iowa – 1.1%
85	Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Series 2007B, 4.800%, 1/01/37	7/16 at 100.00	Aaa	87,635
	(Alternative Minimum Tax)
1,645	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	B+	1,571,485
	5.375%, 6/01/38
1,000	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/17 at 100.00	B+	998,710
	5.600%, 6/01/34
2,730	Total Iowa			2,657,830
	Kansas – 0.9%
795	Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital, Refunding Series 2006,	7/16 at 100.00	A1	822,634
	4.875%, 7/01/36
380	Overland Park Development Corporation, Kansas, Second Tier Revenue Bonds, Overland Park	1/17 at 100.00	BB+	393,669
	Convention Center, Series 2007B, 5.125%, 1/01/22 – AMBAC Insured
1,000	Salina, Kansas, Hospital Revenue Bonds, Salina Regional Medical Center, Series 2006,	4/13 at 100.00	A1	1,002,850
	4.500%, 10/01/26
2,175	Total Kansas			2,219,153
	Kentucky – 1.1%
2,500	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare	8/21 at 100.00	AA–	2,800,375
	System Obligated Group, Series 2011, 5.250%, 8/15/46
	Louisiana – 0.9%
2,020	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series	7/14 at 100.00	BBB (4)	2,167,157
	2004, 5.250%, 7/01/24 (Pre-refunded 7/01/14) – NPFG Insured
	Massachusetts – 0.9%
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc., Series	7/18 at 100.00	A–	548,895
	2008E-1 &2, 5.000%, 7/01/28
970	Massachusetts Water Resources Authority, General Revenue Bonds, Series 1993C, 5.250%,	No Opt. Call	BBB (4)	1,050,917
	12/01/15 – NPFG Insured (ETM)
635	Massachusetts Water Resources Authority, General Revenue Bonds, Series 1993C, 5.250%,	No Opt. Call	Aa1	688,791
	12/01/15 – NPFG Insured
2,105	Total Massachusetts			2,288,603
	Michigan – 3.1%
355	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	A+	383,808
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39
2,500	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2001E, 5.750%,	7/18 at 100.00	AA+	2,840,100
	7/01/31 – BHAC Insured
2,450	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 5.000%,	7/16 at 100.00	A	2,519,213
	7/01/33 – FGIC Insured
1,780	Detroit, Michigan, Water Supply System Revenue Bonds, Series 2004A, 4.500%, 7/01/25 –	7/16 at 100.00	BBB	1,826,939
	NPFG Insured
250	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	A1	320,090
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39
7,335	Total Michigan			7,890,150
	Minnesota – 0.5%
1,295	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2007-I, 4.850%,	7/16 at 100.00	AA+	1,331,687
	7/01/38 (Alternative Minimum Tax)
	Mississippi – 0.2%
500	Mississippi Development Bank, Revenue Bonds, Mississippi Municipal Energy Agency, Mississippi	3/16 at 100.00	Baa1	532,155
	Power, Series 2006A, 5.000%, 3/01/21 – SYNCORA GTY Insured
	Nevada – 3.0%
1,250	Clark County, Nevada, Airport Revenue Bonds, Tender Option Bond Trust Series 11823,	1/20 at 100.00	A+	2,025,300
	20.095%, 1/01/36 (IF)
1,000	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International	1/20 at 100.00	A+	1,120,000
	Airport, Series 2010A, 5.250%, 7/01/42
1,600	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Series 2005A, 5.000%,	6/15 at 100.00	AA+	1,761,888
	6/01/18 – FGIC Insured
291	Nevada State Las Vegas Monorail Company, Nevada, Series 2012A, 5.500%, 7/15/19 (5)	No Opt. Call	N/R	209,797
87	Nevada State Las Vegas Monorail Company, Nevada, Series 2012B, 3.000%, 6/30/55 (5)	No Opt. Call	N/R	36,222
2,500	North Las Vegas, Nevada, General Obligation Bonds, Series 2006, 5.000%, 5/01/36 – NPFG Insured	5/16 at 100.00	A	2,564,975
6,728	Total Nevada			7,718,182
	New Jersey – 1.7%
2,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center,	7/13 at 100.00	Ba2	2,524,575
	Series 2003, 5.500%, 7/01/23
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2003:
855	6.375%, 6/01/32 (Pre-refunded 6/01/13)	6/13 at 100.00	Aaa	876,922
1,010	6.250%, 6/01/43 (Pre-refunded 6/01/13)	6/13 at 100.00	Aaa	1,035,442
4,365	Total New Jersey			4,436,939
	New Mexico – 2.9%
1,000	New Mexico Mortgage Finance Authority, Multifamily Housing Revenue Bonds, St Anthony, Series	9/17 at 100.00	N/R	1,033,100
	2007A, 5.250%, 9/01/42 (Alternative Minimum Tax)
	University of New Mexico, FHA-Insured Mortgage Hospital Revenue Bonds, Series 2004:
555	4.625%, 1/01/25 – AGM Insured	7/14 at 100.00	AA–	572,133
660	4.625%, 7/01/25 – AGM Insured	7/14 at 100.00	AA–	680,176
2,000	4.750%, 7/01/27 – AGM Insured	7/14 at 100.00	AA–	2,058,840
3,000	4.750%, 1/01/28 – AGM Insured	7/14 at 100.00	AA–	3,082,890
7,215	Total New Mexico			7,427,139
	New York – 2.5%
1,700	Dormitory Authority of the State of New York, FHA Insured Mortgage Hospital Revenue Bonds,	8/16 at 100.00	AAA	1,780,444
	Kaleida Health, Series 2006, 4.700%, 2/15/35
500	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	565,605
	2011A, 5.250%, 2/15/47
1,250	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding	11/22 at 100.00	A	1,489,050
	Series 2012F, 5.000%, 11/15/26
2,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System	12/14 at 100.00	AAA	2,135,480
	Revenue Bonds, Series 2004B, 5.000%, 6/15/36 – AGM Insured (UB)
395	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal	12/20 at 100.00	BBB–	470,579
	LLC Project, Eighth Series 2010, 6.000%, 12/01/42
5,845	Total New York			6,441,158
	Ohio – 3.2%
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
2,080	5.375%, 6/01/24	6/17 at 100.00	B	1,940,952
795	5.125%, 6/01/24	6/17 at 100.00	B	725,763
2,475	5.875%, 6/01/30	6/17 at 100.00	B+	2,264,402
775	5.750%, 6/01/34	6/17 at 100.00	BB	691,044
2,680	5.875%, 6/01/47	6/17 at 100.00	BB	2,413,608
8,805	Total Ohio			8,035,769
	Oklahoma – 1.6%
1,000	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005,	9/16 at 100.00	BB+	1,025,230
	5.375%, 9/01/36
3,000	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007,	2/17 at 100.00	A	3,148,290
	5.000%, 2/15/42
4,000	Total Oklahoma			4,173,520
	Pennsylvania – 0.6%
1,500	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue	12/20 at 100.00	AA	1,437,045
	Bonds, Series 2010B, 0.000%, 12/01/30
	Puerto Rico – 1.7%
1,035	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003,	12/13 at 100.00	AA–	1,070,242
	5.000%, 12/01/20
1,965	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003,	12/13 at 100.00	Aaa	2,050,812
	5.000%, 12/01/20 (Pre-refunded 12/01/13)
15,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	AA–	1,209,750
	8/01/54 – AMBAC Insured
18,000	Total Puerto Rico			4,330,804
	Rhode Island – 2.3%
5,835	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	3/13 at 100.00	BBB–	5,913,829
	Series 2002A, 6.250%, 6/01/42
	South Carolina – 2.8%
475	College of Charleston, South Carolina, Academic and Administrative Facilities Revenue Bonds,	4/14 at 100.00	A1	494,442
	Series 2004B, 5.125%, 4/01/30 – SYNCORA GTY Insured
700	Dorchester County School District 2, South Carolina, Installment Purchase Revenue Bonds,	12/14 at 100.00	AA–	757,883
	GROWTH, Series 2004, 5.250%, 12/01/20
2,500	Lexington County Health Service District, South Carolina, Hospital Revenue Refunding and	11/13 at 100.00	AA– (4)	2,618,025
	Improvement Bonds, Series 2003, 6.000%, 11/01/18 (Pre-refunded 11/01/13)
	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds,
	Series 2004A:
500	5.250%, 8/15/20 (Pre-refunded 8/15/14) – NPFG Insured	8/14 at 100.00	BBB (4)	538,875
2,435	5.250%, 2/15/21 (Pre-refunded 8/15/14) – NPFG Insured	8/14 at 100.00	BBB (4)	2,624,321
6,610	Total South Carolina			7,033,546
	South Dakota – 0.4%
1,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley Hospitals,	11/14 at 100.00	A+	1,034,460
	Series 2004A, 5.250%, 11/01/34
	Texas – 12.3%
1,500	Bastrop Independent School District, Bastrop County, Texas, General Obligation Bonds, Series 2002,	2/13 at 100.00	Aaa	1,510,005
	5.650%, 2/15/35 (Pre-refunded 2/15/13)
4,000	Brazos River Harbor Navigation District, Brazoria County, Texas, Environmental Facilities Revenue	5/13 at 100.00	BBB	4,046,320
	Bonds, Dow Chemical Company Project, Series 2002A-6, 6.250%, 5/15/33 (Mandatory put
	5/15/17) (Alternative Minimum Tax)
250	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds, Series 2011,	1/21 at 100.00	BBB–	295,963
	6.000%, 1/01/41
1,500	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue	1/15 at 100.00	BBB	1,550,430
	Bonds, Series 2005, 5.000%, 1/01/45 – FGIC Insured
1,000	Fort Worth, Texas, Water and Sewerage Revenue Bonds, Refunding Series 2010, 5.000%, 2/15/13	No Opt. Call	Aa1	1,005,850
2,500	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Texas	No Opt. Call	BBB (4)	2,792,050
	Children’s Hospital, Series 1995, 5.500%, 10/01/16 – NPFG Insured (ETM)
3,000	Harris County Health Facilities Development Corporation, Texas, Thermal Utility Revenue Bonds,	11/13 at 100.00	AA (4)	3,122,040
	TECO Project, Series 2003, 5.000%, 11/15/30 (Pre-refunded 11/15/13) – NPFG Insured
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H:
360	0.000%, 11/15/24 – NPFG Insured	No Opt. Call	BBB	185,684
12,050	0.000%, 11/15/41 – NPFG Insured	11/31 at 53.78	BBB	2,150,925
575	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	A2	353,044
	Project, Series 2001B, 0.000%, 9/01/24 – AMBAC Insured
1,400	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial	2/16 at 100.00	BBB–	1,447,390
	Hospital Project, Series 2005, 5.375%, 8/15/35
335	Live Oak, Texas, General Obligation Bonds, Series 2004, 5.250%, 8/01/20 – NPFG Insured	8/14 at 100.00	Aa3	351,301
2,500	Richardson Hospital Authority, Texas, Revenue Bonds, Richardson Regional Medical Center, Memorial	12/13 at 100.00	A+	2,561,400
	Series 2004, 6.000%, 12/01/34
1,000	San Antonio, Texas, Water System Revenue Bonds, Series 2005, 4.750%, 5/15/37 – NPFG Insured	5/15 at 100.00	Aa1	1,077,520
5,000	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	5,479,100
	2012, 5.000%, 12/15/26
1,425	Texas State University System, Financing Revenue Bonds, Refunding Series 2006, 5.000%, 3/15/28 –	3/16 at 100.00	Aa2	1,581,394
	AGM Insured
945	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, Second Tier Series 2002,	8/14 at 28.37	A–	247,477
	0.000%, 8/15/35 – AMBAC Insured
1,560	Texas, General Obligation Bonds, Water Financial Assistance Program, Series 2003A, 5.125%,	8/13 at 100.00	Aaa	1,574,867
	8/01/42 (Alternative Minimum Tax)
40,900	Total Texas			31,332,760
	Utah – 1.9%
1,500	Intermountain Power Agency, Utah, Power Supply Revenue Refunding Bonds, Series 2008A,	No Opt. Call	AA–	1,537,305
	5.250%, 7/01/13
1,435	Salt Lake City and Sandy Metropolitan Water District, Utah, Water Revenue Bonds, Series 2004,	7/14 at 100.00	AA+ (4)	1,536,426
	5.000%, 7/01/21 (Pre-refunded 7/01/14) – AMBAC Insured
5,465	Utah Transit Authority, Sales Tax Revenue Bonds, Series 2007A, 0.000%, 6/15/36	6/17 at 38.77	A1	1,773,884
8,400	Total Utah			4,847,615
	Vermont – 0.0%
100	Vermont Housing Finance Agency, Multifamily Housing Bonds, Series 1999C, 5.800%, 8/15/16 –	2/13 at 100.00	AA–	100,310
	AGM Insured
	Virginia – 1.6%
1,000	Henrico County Economic Development Authority, Virginia, Residential Care Facility Revenue Bonds,	3/13 at 100.00	BBB	1,025,750
	Westminster Canterbury of Richmond, Series 2006, 5.000%, 10/01/35
1,500	Metropolitan Washington DC Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Series	10/26 at 100.00	AA–	1,490,205
	2009C, 0.000%, 10/01/41 – AGC Insured
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing,
	Opco LLC Project, Series 2012:
500	6.000%, 1/01/37 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	566,140
1,010	5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	1,096,325
4,010	Total Virginia			4,178,420
	Washington – 0.4%
990	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research	1/21 at 100.00	A	1,111,097
	Center, Series 2011A, 5.625%, 1/01/35
	Wisconsin – 2.0%
2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Gundersen Lutheran, Series	10/21 at 100.00	A+	2,220,380
	2011A, 5.250%, 10/15/39
1,645	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc., Series	6/22 at 100.00	A2	1,776,320
	2012, 5.000%, 6/01/39
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/13 at 100.00	A–	1,028,620
	Services Inc., Series 2003A, 5.500%, 8/15/18
4,645	Total Wisconsin			5,025,320
$ 318,823	Total Investments (cost $226,638,037) – 96.4%			245,825,830
	Floating Rate Obligations – (0.4)%			(1,000,000)
	Other Assets Less Liabilities – 4.0%			10,288,068
	Net Assets – 100%			$ 255,113,898

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$245,579,811	$246,019	$245,825,830

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of December 31, 2012, the cost of investments was $225,132,789.

Gross unrealized appreciation and gross unrealized depreciation of investments as of December 31, 2012, were as follows:

Gross unrealized:
Appreciation	$20,145,067
Depreciation	(452,026)
Net unrealized appreciation (depreciation) of investments	$19,693,041

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment classified as Level 3.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Select Tax-Free Income Portfolio 2

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         March 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         March 1, 2013

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         March 1, 2013